PENSION AND OTHER POSTRETIREMENT BENEFITS - Future Benefit Payments (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 29, 2018	Dec. 28, 2019	Dec. 29, 2018
ADPP
Future Benefit Payments
Settlements	$ 152.0	$ 749.0
U.S.
Future Benefit Payments
Settlements		754.0	$ 173.1
2020		7.6
2021		8.0
2022		6.6
2023		6.4
2024		6.4
2025 - 2029		26.0
International
Future Benefit Payments
Settlements		4.5	$ 9.5
2020		20.2
2021		22.0
2022		23.1
2023		22.6
2024		22.7
2025 - 2029		$ 141.6